Description on Plan (Narrative) (Details) - EBP 104 [Member]	12 Months Ended
	Dec. 31, 2025 USD ($) item	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Service hours for eligibility	500 hours
Months of continuous service For eligibility	6 months
Employer contribution, participant compensation matched, percentage	6.00%
Employer discretionary contribution amount	$ 4,993,888	$ 4,868,290
Plan basic and matching contributions limit	$ 350,000
Vesting percentage	20.00%
Years of service	2 years
Years of service to be fully vested	6 years
Forfeited nonvested account	$ 1,308,763	$ 1,428,589
Consecutive period of one-year breaks-in-service | item	5
Term of break-in-service	1 year
Note receivable from participant, account, minimum borrowing, amount	$ 500
Note receivable from participant, account, maximum borrowing, to total account, percentage	50.00%
Note receivable from participant, account, maximum borrowing, amount	$ 50,000
Note receivable from participant, account, basis percent on loan interest rate	1.00%
Note receivable from participant, number of loans outstanding at one time | item	2
Account balance benchmark where lump-sum distribution will be received	$ 5,000
Minimum [Member]
EBP, Description of Plan [Line Items]
Note receivable from participant, loan borrowing term	1 year
Maximum [Member]
EBP, Description of Plan [Line Items]
Percentage of balances to employer common stock fund	20.00%
Note receivable from participant, loan borrowing term	5 years
Note receivable from participant, borrowing term for participant's primary residence	10 years